Employee Future Benefits - Summary of Significant Actuarial Assumptions Applied to determine Accrued Benefit Obligations (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefit Plans [Member]
Statement Line Items [Line Items]
Discount rate	1.90%	1.10%
Pension Benefit Plans [Member] | Actuarial Assumptions [Member]
Statement Line Items [Line Items]
Discount rate	1.10%	1.90%	1.70%
Pension benefits increase	1.50%	1.80%	1.80%
Rate of compensation increase	2.00%	2.00%	2.00%
Other Benefit Plans [Member] | Actuarial Assumptions [Member]
Statement Line Items [Line Items]
Discount rate	1.90%	1.90%	1.70%
Pension benefits increase	1.50%	1.80%	1.80%
Rate of compensation increase	2.00%	2.00%	2.00%